1. COMPANY'S OPERATIONS	12 Months Ended
Dec. 31, 2019
Companys Operations
COMPANY'S OPERATIONS

1.         COMPANY’S OPERATIONS

 BRF S.A. (“BRF”) and its subsidiaries (collectively the “Company”) is a publicly traded company, listed on the segment Novo Mercado of Brasil, Bolsa, Balcão (“B3”), under the ticker BRFS3, and listed on the New York Stock Exchange (“NYSE”), under the ticker BRFS. The Company’s registered office is at Rua Jorge Tzachel, nº 475, Bairro Fazenda, Itajaí - Santa Catarina and the main business office is in the city of São Paulo.

BRF is a Brazilian multinational company, with global presence, which owns a comprehensive portfolio of products, and it is one of the world’s largest companies of food products. The Company operates by raising, producing and slaughtering poultry and pork for processing, production and sale of fresh meat, processed products, pasta, margarine and others.

The Company holds as main brands Sadia, Perdigão, Qualy, Chester®, Kidelli, Perdix and Banvit, present mainly in Brazil, Turkey and Middle Eastern countries.

1.1.   Equity interest

				% equity interest
Entity		Main activity	Country	12.31.19	12.31.18

BRF Energia S.A.		Commercialization of eletric energy	Brazil	100.00	100.00
BRF GmbH		Holding	Austria	100.00	100.00
BRF Foods LLC		Import, industrialization and commercialization of products	Russia	99.90	99.90
BRF France SARL	(n)	Marketing and logistics services	France	-	100.00
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	99.00	99.00
BRF Global Company South Africa Proprietary Ltd.		Administrative, marketing and logistics services	South Africa	100.00	100.00
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	1.00	1.00
BRF Global GmbH	(b)	Holding and trading	Austria	100.00	100.00
BRF Foods LLC		Import, industrialization and commercialization of products	Russia	0.10	0.10
Qualy 5201 B.V.	(b) (m)	Import, commercialization of products and holding	The Netherlands	-	100.00
Xamol Consultores Serviços Ltda.	(n)	Import and commercialization of products	Portugal	-	100.00
SPE Khan GmbH	(j) (n)	Holding and trading	Austria	-	-
BRF Japan KK		Marketing and logistics services, import, export, industrialization and commercialization of products	Japan	100.00	100.00
BRF Korea LLC		Marketing and logistics services	Korea	100.00	100.00
BRF Shanghai Management Consulting Co. Ltd.		Provision of consultancy and marketing services	China	100.00	100.00
BRF Shanghai Trading Co. Ltd.		Import, export and commercialization of products	China	100.00	100.00
BRF Singapore Foods PTE Ltd.		Administrative, marketing and logistics services	Singapore	100.00	100.00
BRF Germany GmbH	(n)	Import and commercialization of products	Germany	-	100.00
BRF Holland B.V.	(n)	Import and commercialization of products	The Netherlands	-	100.00
Campo Austral S.A.	(f)	Industrialization and commercialization of products	Argentina	-	2.66
Eclipse Holding Cöoperatief U.A.	(e)	Holding	The Netherlands	-	0.01
BRF B.V.	(n)	Industrialization, import and commercialization of products	The Netherlands	-	100.00
ProudFood Lda		Import and commercialization of products	Angola	10.00	10.00
BRF Hungary LLC		Import and commercialization of products	Hungary	100.00	100.00
BRF Iberia Alimentos SL	(n)	Import and commercialization of products	Spain	-	100.00
BRF Invicta Ltd.	(m) (n)	Import, commercialization and distribution of products	England	-	69.16
Invicta Food Products Ltd.	(n)	Import and commercialization of products	England	-	100.00
BRF Wrexham Ltd.	(n)	Industrialization, import and commercialization of products	England	-	100.00
Invicta Food Group Ltd.	(b) (m)	Import, commercialization and distribution of products	England	-	100.00
Invicta Foods Ltd.	(n)	Import, commercialization and distribution of products	England	-	100.00
Invicta Foodservice Ltd.	(n)	Import, commercialization and distribution of products	England	-	100.00
Universal Meats (UK) Ltd.	(b) (m)	Import, Industrialization, commercialization and distribution of products	England	-	100.00
BRF Italia SPA	(n)	Import and commercialization of products	Italy	-	67.00
Compañía Paraguaya Comercial S.A.	(a)	Import and commercialization of products	Paraguay	99.00	99.00
Campo Austral S.A.	(i)	Industrialization and commercialization of products	Argentina	-	50.48
Itega S.A.	(h)	Holding	Argentina	-	96.00
Eclipse Holding Cöoperatief U.A.		Holding	The Netherlands	99.99	99.99
Buenos Aires Fortune S.A.		Holding	Argentina	5.00	5.00
Campo Austral S.A.	(f) (i)	Industrialization and commercialization of products	Argentina	-	8.44
Eclipse Latam Holdings		Holding	Spain	100.00	100.00
Buenos Aires Fortune S.A.		Holding	Argentina	95.00	95.00
Campo Austral S.A.	(i)	Industrialization and commercialization of products	Argentina	-	6.53
Campo Austral S.A.	(i)	Industrialization and commercialization of products	Argentina	-	31.89
Itega S.A.	(h)	Holding	Argentina	-	4.00
Golden Foods Poultry Limited	(n)	Holding	Thailand	-	48.52
Golden Poultry Siam Limited	(n)	Holding	Thailand	-	51.84
Golden Poultry Siam Limited	(n)	Holding	Thailand	-	48.16
BRF Thailand Limited	(n)	Import, Industrialization, commercialization and distribution of products	Thailand	-	100.00
BRF Feed Thailand Limited	(n)	Import, Industrialization, commercialization and distribution of products	Thailand	-	100.00
Golden Foods Sales (Europe) Limited	(n)	Holding and trading	England	-	100.00
Golden Quality Foods Europe BV	(n)	Import, commercialization and distribution of products	The Netherlands	-	100.00
Golden Quality Foods Netherlands BV	(n)	Import, commercialization and distribution of products	The Netherlands	-	100.00
Golden Foods Siam Europe Limited	(b) (m)	Import, commercialization and distribution of products	England	-	100.00
Golden Quality Poultry (UK) Ltd	(n)	Import, commercialization and distribution of products	England	-	100.00
Perdigão Europe Lda.		Import, export of products and administrative services	Portugal	100.00	100.00
Perdigão International Ltd.		Import and export of products	Cayman Island	100.00	100.00
BFF International Ltd.		Financial fundraising	Cayman Island	100.00	100.00
Highline International	(a)	Financial fundraising	Cayman Island	100.00	100.00
Sadia Overseas Ltd.	(a) (s)	Financial fundraising	Cayman Island	100.00	98.00
ProudFood Lda		Import and commercialization of products	Angola	90.00	90.00
Sadia Chile S.A.		Import, export and commercialization of products	Chile	40.00	40.00
SATS BRF Food PTE Ltd.	(p)	Import, industrialization, commercialization and distribution of products	Singapore	-	49.00
BRF Global Namíbia	(a)	Import and commercialization of products	Namibia	100.00	100.00
Wellax Food Logistics C.P.A.S.U. Lda.		Import, commercialization of products and administrative services	Portugal	100.00	100.00
BRF Luxembourg Sarl	(q)	Holding	Luxemburgo	-	100.00
BRF Austria GmbH	(r)	Holding	Austria	100.00	100.00
One Foods Holdings Ltd		Holding	United Arab Emirates	100.00	100.00
Al-Wafi Food Products Factory LLC		Import, export, industrialization and commercialization of products	United Arab Emirates	49.00	49.00
Badi Ltd.		Holding	United Arab Emirates	100.00	100.00
Al-Wafi Al-Takamol International for Foods Products		Import and commercialization of products	Saudi Arabia	75.00	75.00
BRF Al Yasra Food K.S.C.C. ("BRF AFC")		Import, commercialization and distribution of products	Kuwait	49.00	49.00
BRF Foods GmbH		Industrialization, import and commercialization of products	Austria	100.00	100.00
Al Khan Foodstuff LLC ("AKF")		Import, commercialization and distribution of products	Oman	70.00	70.00
FFM Further Processing Sdn. Bhd.		Industrialization, import and commercialization of products	Malaysia	70.00	70.00
FFQ GmbH		Industrialization, import and commercialization of products	Austria	100.00	100.00
TBQ Foods GmbH		Holding	Austria	60.00	60.00
Banvit Bandirma Vitaminli		Import, industrialization and commercialization of products	Turkey	91.71	91.71
Banvit Enerji ve Elektrik Üretim Ltd. Sti.	(a)	Generation and commercialization of electric energy	Turkey	100.00	100.00
Banvit Foods SRL		Industrialization of grains and animal feed	Romania	0.01	0.01
Nutrinvestments BV		Holding	The Netherlands	100.00	100.00
Banvit ME FZE		Marketing and logistics services	United Arab Emirates	100.00	100.00
Banvit Foods SRL		Industrialization of grains and animal feed	Romania	99.99	99.99
One Foods Malaysia SDN. BHD.		Marketing and logistics services	Malaysia	100.00	100.00
Federal Foods LLC		Import, commercialization and distribution of products	United Arab Emirates	49.00	49.00
Federal Foods Qatar		Import, commercialization and distribution of products	Qatar	49.00	49.00
BRF Hong Kong LLC	(a)	Import, commercialization and distribution of products	Hong Kong	100.00	100.00

Eclipse Holding Cöoperatief U.A.	(e)	Holding	The Netherlands	0.01	-
Establecimiento Levino Zaccardi y Cia. S.A.	(a)	Industrialization and commercialization of dairy products	Argentina	99.94	99.94
BRF Pet S.A.		Industrialization, commercialization and distribution of feed and nutrients for animals	Brazil	100.00	100.00
PP-BIO Administração de bem próprio S.A.	(k)	Management of assets	Brazil	33.33	66.66
PR-SAD Administração de bem próprio S.A.	(o)	Management of assets	Brazil	33.33	-
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	99.99	99.99
Sino dos Alpes Alimentos Ltda.	(a)	Industrialization and commercialization of products	Brazil	99.99	99.99
Quickfood S.A.	(c)	Industrialization and commercialization of products	Argentina	-	91.21
Sadia Alimentos S.A.		Holding	Argentina	43.10	43.10
Avex S.A.	(d) (g)	Industrialization and commercialization of products	Argentina	-	33.98
Sadia International Ltd.		Import and commercialization of products	Cayman Island	100.00	100.00
Sadia Chile S.A.		Import, export and marketing of products	Chile	60.00	60.00
Sadia Uruguay S.A.		Import and commercialization of products	Uruguay	5.10	5.10
Avex S.A.	(d) (g)	Industrialization and commercialization of products	Argentina	-	66.02
Compañía Paraguaya Comercial S.A.	(a)	Import and commercialization of products	Paraguay	1.00	1.00
Sadia Alimentos S.A.		Holding	Argentina	56.90	56.90
Sadia Overseas Ltd.	(a) (s)	Financial fundraising	Cayman Island	-	2.00
Sadia Uruguay S.A.		Import and commercialization of products	Uruguay	94.90	94.90
UP Alimentos Ltda.	(l)	Industrialization and commercialization of products	Brazil	-	50.00
Vip S.A. Empreendimentos e Participações Imobiliárias		Commercialization of owned real state	Brazil	100.00	100.00
Establecimiento Levino Zaccardi y Cia. S.A.	(a)	Industrialization and commercialization of dairy products	Argentina	0.06	0.06
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	0.01	0.01
Sino dos Alpes Alimentos Ltda.	(a)	Industrialization and commercialization of products	Brazil	0.01	0.01

(a)	Dormant subsidiaries. The Company is evaluating the liquidation of these subsidiaries.
(b)	The wholly owned subsidiary BRF Global GmbH operates as a trading for the International market and owned until June 02, 2019, 62 direct subsidiaries in Madeira Island, Portugal, with an investment of R$4,133 (R$4,913 as of December 31, 2018) and a direct subsidiary in Den Bosch, The Netherlands, denominated Qualy 20 with an investment of R$7,299 (R$7,360 as of December 31, 2018). The wholly owned subsidiary Qualy 5201 B.V. owned 133 subsidiaries in The Netherlands being the amount of this investment until disposal date of R$19,467 (R$20,725 as of December 31, 2018). The indirect subsidiary Invicta Food Group Ltd. owned 120 direct subsidiaries in Ashford, England, with an investment until disposal date of R$44,837 (R$44,805 as of December 31, 2018). The indirect subsidiary Universal Meats (UK) Ltd owned 99 direct subsidiaries in Ashford, England with an investment until disposal date of R$41,112 (R$45,052 as of December 31, 2018). The indirect subsidiary Golden Foods Siam Europe Ltd (GFE) owned 32 subsidiaries in Ashford, England with an investment until disposal date of R$(157) (R$44 as of December 31, 2018). The purpose of these subsidiaries was to operate in the European market to increase the Company’s share in this market, which is regulated by a system of poultry and turkey meat import quotas.
On March 15, 2019, mergers were realized in the direct subsidiaries of BRF Global GmbH in Madeira Island, and the 101 existing subsidiaries were merged into 62 companies. On the same date, mergers were realized in the Qualy 5201 B.V. subsidiaries in Den Bosch, and the 212 existing subsidiaries were merged into 133 companies.
(c)	On January 02, 2019, the Company sold its equity stake in Quickfood S.A.
(d)	On January 03, 2019, Sadia Alimentos S.A. sold all held shares of Avex S.A. to BRF S.A. and Sadia Uruguay sold 61.02% of Avex S.A. to BRF S.A., holding a 5% interest.
(e)	On January 14, 2019, BRF Holland B.V. sold its equity stake in Eclipse Holding Cöoperatief U.A. to BRF S.A.
(f)	On January 14, 2019, BRF Holland B.V sold its equity stake in Campo Austral S.A. to Eclipse Holding Cöoperatief U.A.
(g)	On February 04, 2019, BRF S.A. and Sadia Uruguay S.A. sold all their equity stake in Avex S.A.
(h)	On March 11, 2019, Eclipse Latam Holdings sold its equity stake in Itega S.A.
(i)	On March 11, 2019, BRF GmbH, Eclipse Latam Holdings, Eclipse Holding Cöoperatief U.A. and Buenos Aires Fortune S.A. sold all their equity stake in Campo Austral S.A.
(j)	On April 1st, 2019, SPE Khan Gmbh was incorporated with the purpose of contributing the assets and liabilities from BRF Global GMBH to be later sold to Tyson International Holding Co.
(k)	On April 1st, 2019, 33.33% of equity stake in PP-Bio Administração de Bem Próprio S.A. was sold.
(l)	On April 03, 2019, UP Alimentos was liquidated.
(m)	On May 31, 2019, BRF Gmbh acquired the minority stake in BRF Invicta Ltd. equivalent to R$ 217,393 (GBP 43,716). The goodwill arising from this transaction was recorded as capital reserve, in the amount equivalent to R$99,327 (GBP 19,974).
(n)	On June 03, 2019, the companies were sold to Tyson International Holding Co. as part of Europe and Thailand operations (note 12).
(o)	On August 1st, 2019, 33.33% of equity stake in PR-SAD Administração de Bem Próprio S.A. was acquired.
(p)	On September 05, 2019, all the equity stake in SATS BRF Food PTE Ltd. was sold.
(q)	On December 04, 2019, BRF Luxembourg SARL was liquidated.
(r)	As from December 04, 2019, BRF S.A. holds 100% of BRF Austria GMBH.
(s)	As from December 20, 2019, Perdigão International holds 100% of Sadia Overseas Ltd.

Except for the associates PP-BIO and PR-SAD in which the Company records the investments by the equity method (for December 31, 2018 or until the period that the participation was sold  in 2019, the joint ventures SATS and UP Alimentos were recognized by the equity method), all other subsidiaries shown in the table were consolidated.

1.2.    Investigations involving BRF

The Company has been subject to two external investigations, denominated “Carne Fraca Operation” in 2017 and “Trapaça Operation” in 2018, as detailed below. The Company’s Audit and Integrity Committee conducted independent investigations, along with the Independent Investigation Committee, composed of external members and with external legal advisors in Brazil and abroad with respect to the allegations involving BRF employees and former employees in the scope of the aforementioned operations and other ongoing investigations.

For the year ended on December 31, 2019, the main impacts observed as result of the referred investigations were recorded in other operating expenses in the amount of R$79,937 (R$78,889 in the same period of the previous year), mostly related to expenditures with lawyers, legal advisors and consultants.

In addition to the impacts already registered, there are uncertainties about the outcome of these operations which may result in penalties, fines and normative sanctions, right restrictions and other forms of liabilities, for which the Company is not able to make a reliable estimate of the potential losses.

The outcomes may result in payments of substantial amounts, which may cause a material adverse effect on the Company’s financial position, results and cash flows in the future.

1.2.1.     Carne Fraca Operation

On March 17, 2017, BRF became aware of a decision issued by a judge of the 14th Federal Court of Curitiba - Paraná, authorizing the search and seizure of information and documents, and the detention of certain individuals in the context of the Carne Fraca Operation. Two BRF employees were detained and subsequently released, as well as three others were identified for questioning.

In April 2017, the Brazilian Federal Police and the Brazilian federal prosecutors filed charges against BRF employees, which were accepted by the judge responsible for the process, and its main allegations in this phase involved misconduct related to improper offers and/or promises to government inspectors.

On June 04, 2018, the Company was informed about the establishment of a responsibility administrative process (“PAR”) by the Office of the Comptroller General (“CGU”), under the Law Nº 12,846/2013 (“Anti-corruption Law”), which aims to verify eventual administrative responsibilities related to the facts object of the criminal lawsuit Nº 5016879-04.2017.4.04.7000, (“Criminal Lawsuit”) in progress under the 14th Federal Court of the subsection of Curitiba/PR, as a consequence of the Carne Fraca Operation.

BRF has informed certain regulators and governmental entities, including the U.S. Securities and Exchange Commission (“SEC”) and the U.S. Department of Justice (“DOJ”) about the Carne Fraca Operation and is cooperating with such authorities, which are conducting their own investigations.

On September 28, 2018, the sentence of the Criminal Lawsuit in first instance was published, discharging one of the BRF employees and convicting a former employee for six months of detention with the possibility of substitution for a right-restricting penalty. The Brazilian federal prosecutors presented appeal to the first instance decision. The appeal is being analyzed by the Federal Regional Court of the 4th region.

1.2.2.     Trapaça Operation

On March 5, 2018, the Company learned of a decision issued by a judge of the 1st Federal Court of Ponta Grossa/PR, authorizing the search and seizure of information and documents due to allegations involving misconduct relating to quality violations, improper use of feed components and falsification of tests at certain BRF manufacturing plants and accredited labs. Such operation was denominated as Trapaça Operation. On March 5, 2018, BRF received notice from the Ministry of Agriculture, Livestock and Food Supply (“MAPA”) immediately suspending exports from its Rio Verde/GO, Carambeí/PR and Mineiros/GO plants to 12 countries that require specific sanitary requirements for the control of the bacteria group Salmonella spp and Salmonella pullorum.

On May 14, 2018, the Company received the formal notice that twelve plants located in Brazil were removed from the list that permits imports of animal origin products by the European Union’s countries. The measure came into force as of May 16, 2018 and affects only the plants located in Brazil and which have export licenses to the European Union, not affecting the supply to other markets or other BRF plants located outside Brazil and that export to the European market.

 On October 15, 2018, the Federal Police Department submitted to the 1st Federal Criminal Court of the Judicial Branch of Ponta Grossa – PR the final report of its investigation in connection to the Trapaça Operation. The police inquiry indicted 43 people, including former key executives of the Company.

On December 04, 2019, the Public Prosecution filed charges against eleven people related to allegations about Premix (compound of vitamins, minerals, and amino acids for the inclusion of micro ingredients in the feed for the ideal nutrition of the animals) as outcome of the Trapaça Operation. No administration member, director or executive in current management position has been identified. Of the employees who were identified, only one person still remained active in his function and has preventively been removed after the filing of the charges, according to the current policy of the Company, which provides removal until the resolution of the case.

BRF informed certain regulators and government entities, including SEC and DOJ about the Trapaça Operation and has been cooperating with such authorities, which are conducting their own investigations.

1.2.3.       Governance enhancement

The Company is cooperating with the investigations and collaborates to the clarification of the facts. The Company has been taking actions to strengthen the compliance with its policies, procedures and internal controls. In this sense, the Company has decided to move away, independently of the results of the investigations, all employees mentioned in the Federal Police’s final report of the Trapaça Operation until all facts are clarified.

The Company believes that its efforts strengthen and consolidate its governance to ensure the highest levels of safety standards, integrity and quality.

Among the actions implemented, are: (i) strengthening in the risk management, specially compliance, (ii) continuous strengthening of the  Compliance, Internal Audit and Internal Controls departments, (iii) review and issuance of new policies and procedures specifically related to applicable anticorruption laws, (iv) review and enhancement of the procedures for reputational verification of business partners, (v) review and enhancement of the processes of internal investigation, (vi) expansion of the independent reporting channel, (vii) review of transactional controls, and (viii) review and issuance of new consequence policy for misconduct.

1.3.    U.S. Class Action

On March 12, 2018, a shareholder class action lawsuit was filed against us, some of our former managers and a current officer of ours in the U.S. Federal District Court in the Southern District of New York. On July 2, 2018, the Court appointed the City of Birmingham Retirement and Relief System lead plaintiff in the action (the “Lead Plaintiff”). On December 5, 2018, the Lead Plaintiff filed an amended complaint that sought to represent all persons and entities who purchased or otherwise acquired BRF ADRs during the period from April 4, 2013, through and including March 2, 2018. The class action alleges, among other things, that BRF and certain of its officers and/or directors engaged in securities fraud or other unlawful business practices related to the regulatory issues in connection with the Carne Fraca Operation and Trapaça Operation. On December 13, 2019, we and the other defendants filed a motion to dismiss. On January 21, 2020, the Lead Plaintiff filed an opposition motion and, on February 11, 2020, we and the other defendants filed our response. While a decision on the motion to dismiss was still pending, on March 27, 2020 the parties reached an agreement to settle this class action for an amount equivalent to R$204,436, subject to documentation and court approval.

This is an event which evidences an existing condition at the end of the reporting period, therefore requires adjustment to the financial statements as disclosed in note 36.1.

1.4.    Plant in Saudi Arabia

On October 29, 2019, the Company announced to the market that it has executed a non-binding memorandum of understanding  with the Saudi Arabian General Investment Authority (“SAGIA”), with respect to the construction and operation, by BRF, of a chicken processing plant in Saudi Arabia.

The Company estimates the investment to be around R$634,044 (USD120,000, translated to Reais at the exchange rate of 5.2837 as of April 20, 2020), which will allow BRF to expand and consolidate its presence in the Saudi market.

The plant will produce breaded and marinated products, hamburgers, among others, and will be destined primarily for the Saudi market.

1.5. Seasonality

During the months of November and December of each year, the Company is impacted by seasonality in the Brazil operating segment due to Christmas and New Year’s Celebrations. The products that are relevant contributors are: turkey, Chester®, ham and pork cuts (hind leg/pork loin).

In the International operating segment, seasonality is due to Ramadan, which is the holy month of the Muslim calendar. The beginning of Ramadan depends on the beginning of the moon cycle and therefore can vary each year.